Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.6%)
Communication Services (2.7%)
*	Lumen Technologies Inc.	1,249,003	9,705
	Telephone & Data Systems Inc.	178,279	7,309
*	Bumble Inc. Class A	1,754,467	6,263
*	Clear Channel Outdoor Holdings Inc.	2,809,019	6,208
*	Yelp Inc.	182,452	5,545
*	EverQuote Inc. Class A	167,173	4,514
*	Magnite Inc.	172,914	2,806
	Cable One Inc.	17,971	2,028
*	iHeartMedia Inc. Class A	478,484	1,991
*	Liberty Latin America Ltd. Class C	211,741	1,580
*	QuinStreet Inc.	104,887	1,507
	Nexstar Media Group Inc.	7,303	1,483
*	Cargurus Inc.	38,197	1,465
*	Optimum Communications Inc. Class A	883,169	1,457
	Iridium Communications Inc.	76,013	1,321
	Gray Media Inc.	218,829	1,059
*	ZipRecruiter Inc. Class A	267,765	1,044
*	EW Scripps Co. Class A	252,951	1,009
*	Anterix Inc.	45,651	997
*	Taboola.com Ltd.	182,483	841
*	Bandwidth Inc. Class A	48,544	750
	Sinclair Inc.	29,127	446
*	Nextdoor Holdings Inc.	209,573	440
			61,768
Consumer Discretionary (11.3%)
	Travel & Leisure Co.	202,495	14,282
	Boyd Gaming Corp.	161,004	13,724
	Leggett & Platt Inc.	1,236,201	13,598
*	Wayfair Inc. Class A	92,273	9,265
*	Five Below Inc.	47,572	8,961
	ADT Inc.	1,105,156	8,919
*	Mattel Inc.	441,809	8,765
*	Adient plc	396,909	7,609
	Red Rock Resorts Inc. Class A	118,323	7,330
*	National Vision Holdings Inc.	276,915	7,150
*	BJ's Restaurants Inc.	177,271	6,984
*	Adtalem Global Education Inc.	66,677	6,899
	Phinia Inc.	105,227	6,597
	Toll Brothers Inc.	45,519	6,155
*	Sonos Inc.	350,089	6,148
	Dana Inc.	231,394	5,498
*	Cavco Industries Inc.	7,777	4,594
	American Eagle Outfitters Inc.	168,826	4,452
	Gap Inc.	168,869	4,323
*	Frontdoor Inc.	73,060	4,215
	Standard Motor Products Inc.	112,376	4,141
	Carter's Inc.	127,031	4,120
*	M/I Homes Inc.	31,031	3,970
	PVH Corp.	57,193	3,833
*	GigaCloud Technology Inc. Class A	90,861	3,569
*	Capri Holdings Ltd.	144,347	3,522
*	Warby Parker Inc. Class A	158,136	3,446
*	Topgolf Callaway Brands Corp.	289,099	3,374
	Macy's Inc.	145,951	3,218
	Garrett Motion Inc.	171,885	2,996
*	Shake Shack Inc. Class A	35,613	2,891
*	YETI Holdings Inc.	61,006	2,695
*	Zumiez Inc.	101,852	2,653
*	Stitch Fix Inc. Class A	498,187	2,615

		Shares	Market Value ($000)
*	Penn Entertainment Inc.	177,088	2,612
	Upbound Group Inc.	143,844	2,526
*	Stride Inc.	38,852	2,523
*	Coursera Inc.	319,520	2,352
*	Revolve Group Inc.	77,782	2,348
*	Brinker International Inc.	15,978	2,293
	Bath & Body Works Inc.	114,016	2,289
*	Peloton Interactive Inc. Class A	351,057	2,163
*	Groupon Inc.	119,904	2,112
	OneSpaWorld Holdings Ltd.	96,912	2,010
	Kohl's Corp.	96,765	1,975
*	Urban Outfitters Inc.	26,144	1,968
*	Bed Bath & Beyond Inc.	341,546	1,865
*	Bright Horizons Family Solutions Inc.	17,751	1,800
	Buckle Inc.	33,222	1,775
*	Grand Canyon Education Inc.	10,509	1,748
	Polaris Inc.	27,050	1,711
	Group 1 Automotive Inc.	4,177	1,643
	Strategic Education Inc.	19,937	1,599
*	Universal Technical Institute Inc.	61,203	1,599
	Signet Jewelers Ltd.	18,888	1,565
*	Taylor Morrison Home Corp.	24,374	1,435
	Carriage Services Inc.	29,872	1,264
	Monarch Casino & Resort Inc.	13,128	1,256
	Perdoceo Education Corp.	41,814	1,226
*	Gentherm Inc.	30,955	1,126
*	ThredUP Inc. Class A	161,971	1,035
	Visteon Corp.	10,655	1,013
*	Accel Entertainment Inc.	83,391	951
*	Sally Beauty Holdings Inc.	62,588	892
*,1	QVC Group Inc.	80,824	845
*	Genesco Inc.	33,699	835
	Build-A-Bear Workshop Inc.	11,479	703
*	Stoneridge Inc.	101,833	590
	Movado Group Inc.	22,964	474
*	American Axle & Manufacturing Holdings Inc.	71,686	459
*	Holley Inc.	108,497	448
*	QuantumScape Corp.	32,374	337
*	Petco Health & Wellness Co. Inc.	115,271	324
			260,200
Consumer Staples (2.4%)
	Turning Point Brands Inc.	72,411	7,849
*	Boston Beer Co. Inc. Class A	39,971	7,800
	Nu Skin Enterprises Inc. Class A	596,045	5,734
*	United Natural Foods Inc.	128,258	4,318
	Coca-Cola Consolidated Inc.	27,185	4,168
*	Post Holdings Inc.	39,635	3,926
	Spectrum Brands Holdings Inc.	57,858	3,418
	WD-40 Co.	15,065	2,966
	PriceSmart Inc.	18,617	2,284
	Pilgrim's Pride Corp.	53,461	2,084
	Interparfums Inc.	20,089	1,704
	Fresh Del Monte Produce Inc.	41,304	1,472
	Calavo Growers Inc.	65,001	1,414
	Energizer Holdings Inc.	58,807	1,170
*	Seneca Foods Corp. Class A	9,192	1,017
	Natural Grocers by Vitamin Cottage Inc.	33,565	841
*	USANA Health Sciences Inc.	30,129	591
	Universal Corp.	9,085	479
*	Darling Ingredients Inc.	12,513	451
	MGP Ingredients Inc.	17,583	427
*	Mission Produce Inc.	31,040	360
*	Hain Celestial Group Inc.	239,576	256
			54,729
Energy (4.5%)
	Antero Midstream Corp.	617,643	10,988
	Matador Resources Co.	209,039	8,872
	DT Midstream Inc.	68,557	8,205
	Weatherford International plc	99,520	7,788

		Shares	Market Value ($000)
	Peabody Energy Corp.	259,645	7,711
*	Par Pacific Holdings Inc.	211,600	7,436
*	Oceaneering International Inc.	284,088	6,827
*	REX American Resources Corp.	173,564	5,610
*	Plains GP Holdings LP Class A	292,447	5,597
	Dorian LPG Ltd.	221,922	5,402
*	Bristow Group Inc.	128,514	4,706
*	Gulfport Energy Corp.	18,865	3,924
	Chord Energy Corp.	40,280	3,734
*,1	Centrus Energy Corp. Class A	9,844	2,390
*	Oil States International Inc.	306,572	2,075
*	Tidewater Inc.	31,227	1,577
*	Green Plains Inc.	140,020	1,372
*	ProPetro Holding Corp.	134,866	1,283
*	CVR Energy Inc.	47,003	1,196
	SM Energy Co.	61,552	1,151
*	CNX Resources Corp.	30,255	1,112
*	Expro Group Holdings NV	74,970	1,001
	Delek US Holdings Inc.	29,500	875
	PBF Energy Inc. Class A	31,769	862
	SandRidge Energy Inc.	54,407	785
	World Kinect Corp.	32,610	764
	Patterson-UTI Energy Inc.	119,944	733
*	Clean Energy Fuels Corp.	340,978	716
*	DMC Global Inc.	55,237	369
			105,061
Financials (18.4%)
*	Enova International Inc.	107,481	16,896
	Popular Inc.	126,274	15,724
	Piper Sandler Cos.	43,203	14,676
	Zions Bancorp NA	249,476	14,604
	Essent Group Ltd.	210,668	13,695
	MGIC Investment Corp.	465,419	13,600
	Federated Hermes Inc.	255,175	13,287
	OneMain Holdings Inc.	195,672	13,218
	Axis Capital Holdings Ltd.	117,245	12,556
	CNO Financial Group Inc.	265,880	11,292
	First Hawaiian Inc.	429,715	10,872
	First BanCorp (XNYS)	505,237	10,474
	OFG Bancorp	251,242	10,296
*	NMI Holdings Inc.	247,643	10,101
	Prosperity Bancshares Inc.	129,926	8,979
	Virtu Financial Inc. Class A	258,463	8,612
	BGC Group Inc. Class A	959,329	8,567
	Westamerica BanCorp	178,051	8,516
	Banc of California Inc.	432,633	8,345
*	LendingClub Corp.	411,255	7,789
	Columbia Banking System Inc.	271,197	7,580
	Hanover Insurance Group Inc.	41,217	7,533
	FNB Corp.	421,680	7,211
	First Financial Corp.	117,824	7,119
	Hancock Whitney Corp.	111,330	7,089
	Associated Banc-Corp.	255,625	6,585
	Invesco Ltd.	249,218	6,547
*	Palomar Holdings Inc.	47,150	6,354
	Horace Mann Educators Corp.	135,566	6,260
	Virtus Investment Partners Inc.	34,696	5,661
	First Financial Bancorp	220,086	5,507
	Lazard Inc.	112,793	5,477
	Horizon Bancorp Inc.	315,399	5,349
	Radian Group Inc.	141,155	5,080
	Amalgamated Financial Corp.	156,487	5,012
	Pathward Financial Inc.	70,405	4,999
	Old Second Bancorp Inc.	255,236	4,977
	Universal Insurance Holdings Inc.	136,206	4,604
	United Fire Group Inc.	118,979	4,325
	PennyMac Financial Services Inc.	31,170	4,109
*	Heritage Insurance Holdings Inc.	136,557	3,996
	Beacon Financial Corp.	143,975	3,797

		Shares	Market Value ($000)
	Jackson Financial Inc. Class A	33,938	3,619
	Evercore Inc. Class A	10,471	3,563
	Central Pacific Financial Corp.	109,894	3,424
	Towne Bank	99,165	3,309
	Southstate Bank Corp.	34,399	3,237
	UMB Financial Corp.	23,789	2,737
*	SiriusPoint Ltd.	124,898	2,734
	Fulton Financial Corp.	118,082	2,282
	Home BancShares Inc.	79,865	2,219
	NBT Bancorp Inc.	51,418	2,135
	Byline Bancorp Inc.	69,197	2,017
	Mercantile Bank Corp.	41,597	2,001
*	Dave Inc.	8,688	1,924
*	Euronet Worldwide Inc.	24,496	1,864
	EVERTEC Inc.	60,178	1,751
*	PRA Group Inc.	96,484	1,707
*	Hamilton Insurance Group Ltd. Class B	61,033	1,703
	WesBanco Inc.	50,382	1,675
	United Community Banks Inc.	53,011	1,655
	Moelis & Co. Class A	21,459	1,475
*	Hippo Holdings Inc.	48,623	1,463
	First Interstate BancSystem Inc. Class A	41,396	1,432
	1st Source Corp.	17,729	1,108
	Nelnet Inc. Class A	8,166	1,086
*	Skyward Specialty Insurance Group Inc.	19,524	998
	S&T Bancorp Inc.	23,851	939
	Acadian Asset Management Inc.	18,287	859
	Enterprise Financial Services Corp.	15,691	847
	Oppenheimer Holdings Inc. Class A	11,322	818
*	Payoneer Global Inc.	133,026	748
	Community Trust Bancorp Inc.	12,982	733
	Esquire Financial Holdings Inc.	7,056	720
	Banner Corp.	11,476	719
	First American Financial Corp.	11,661	716
	Burke & Herbert Financial Services Corp.	10,496	654
*	Slide Insurance Holdings Inc.	29,710	579
	WisdomTree Inc.	47,380	578
	Hanmi Financial Corp.	20,449	553
	Stellar Bancorp Inc.	17,841	552
	Mercury General Corp.	5,255	494
	TrustCo Bank Corp. NY	11,695	483
	Bread Financial Holdings Inc.	6,502	481
	International Bancshares Corp.	7,150	475
	NB Bancorp Inc.	23,529	466
	Affiliated Managers Group Inc.	1,584	457
*	NerdWallet Inc. Class A	32,605	442
*	Bowhead Specialty Holdings Inc.	15,082	430
	Donegal Group Inc. Class A	17,798	356
*	Remitly Global Inc.	25,366	350
	First Merchants Corp.	8,954	336
			425,173
Health Care (15.0%)
*	Ionis Pharmaceuticals Inc.	206,933	16,370
*	Arrowhead Pharmaceuticals Inc.	228,316	15,158
*	Jazz Pharmaceuticals plc	59,209	10,066
*	Omnicell Inc.	193,597	8,770
*	Tenet Healthcare Corp.	43,633	8,671
*	Exelixis Inc.	196,760	8,624
*	LivaNova plc	136,097	8,374
*	BioCryst Pharmaceuticals Inc.	954,882	7,448
	Organon & Co.	946,296	6,785
	Encompass Health Corp.	63,863	6,778
*	Travere Therapeutics Inc.	172,990	6,610
*	Castle Biosciences Inc.	168,253	6,545
*	Arvinas Inc.	488,693	5,796
*	Option Care Health Inc.	176,496	5,623
*	Halozyme Therapeutics Inc.	82,261	5,536
*	Ultragenyx Pharmaceutical Inc.	236,751	5,445
*	REGENXBIO Inc.	377,777	5,440

		Shares	Market Value ($000)
*	10X Genomics Inc. Class A	328,564	5,359
*	Bridgebio Pharma Inc.	68,883	5,269
*	Phreesia Inc.	307,909	5,210
*	Enanta Pharmaceuticals Inc.	317,238	5,003
	HealthStream Inc.	215,462	4,971
*	Progyny Inc.	192,648	4,947
*	Guardant Health Inc.	47,592	4,861
*	Teladoc Health Inc.	686,231	4,804
*	Ardelyx Inc.	813,138	4,741
*	Relay Therapeutics Inc.	558,084	4,721
*	Arcus Biosciences Inc.	197,785	4,713
*	Pediatrix Medical Group Inc.	216,911	4,640
*	ACADIA Pharmaceuticals Inc.	173,596	4,637
*	Natera Inc.	19,793	4,534
*	Indivior plc	124,113	4,453
*	Elanco Animal Health Inc. (XNYS)	191,127	4,325
*	LifeStance Health Group Inc.	593,444	4,178
*	Amneal Pharmaceuticals Inc.	319,449	4,025
*	Sarepta Therapeutics Inc.	178,452	3,840
*	Varex Imaging Corp.	325,154	3,788
*	iRhythm Technologies Inc.	21,211	3,764
*	PTC Therapeutics Inc.	48,889	3,714
*	Apellis Pharmaceuticals Inc.	147,343	3,701
*	Alignment Healthcare Inc.	187,260	3,698
*	Medpace Holdings Inc.	6,430	3,611
*	Intellia Therapeutics Inc.	399,761	3,594
*	Rocket Pharmaceuticals Inc.	934,555	3,280
*	Myriad Genetics Inc.	501,697	3,085
*	Tactile Systems Technology Inc.	102,660	2,977
*	Prothena Corp. plc	306,335	2,926
	DENTSPLY SIRONA Inc.	251,593	2,876
*	Arcutis Biotherapeutics Inc.	91,674	2,662
*	Syndax Pharmaceuticals Inc.	124,658	2,619
*	Vir Biotechnology Inc.	417,358	2,517
*	Sotera Health Co.	141,790	2,501
*	Vanda Pharmaceuticals Inc.	272,005	2,399
*	Keros Therapeutics Inc.	117,452	2,391
*	Ironwood Pharmaceuticals Inc.	697,684	2,351
*	AnaptysBio Inc.	48,190	2,336
*	Altimmune Inc.	628,183	2,268
*	TransMedics Group Inc.	18,591	2,262
*	Waystar Holding Corp.	68,083	2,230
*	Madrigal Pharmaceuticals Inc.	3,585	2,088
	CONMED Corp.	46,317	1,880
*	Praxis Precision Medicines Inc.	6,210	1,830
*	Merit Medical Systems Inc.	20,729	1,827
*	Kiniksa Pharmaceuticals International plc	44,071	1,818
*	Avanos Medical Inc.	159,600	1,792
*	Xeris Biopharma Holdings Inc.	227,496	1,786
*	Aclaris Therapeutics Inc.	592,568	1,784
*	Viridian Therapeutics Inc.	52,493	1,634
*	Ventyx Biosciences Inc.	179,981	1,625
*	Kura Oncology Inc.	151,169	1,571
*	MoonLake Immunotherapeutics	112,379	1,481
*	Biohaven Ltd.	129,647	1,464
*	Novocure Ltd.	109,433	1,415
	Embecta Corp.	114,882	1,365
*	Xencor Inc.	74,939	1,147
*	Arcturus Therapeutics Holdings Inc.	186,139	1,141
*	Talkspace Inc.	289,686	1,052
*	EyePoint Inc.	54,461	995
*	Alector Inc.	628,627	981
*	Bioventus Inc. Class A	126,631	942
*	Editas Medicine Inc.	415,301	851
*	Owens & Minor Inc.	296,257	830
*	CareDx Inc.	41,501	782
*	Fortrea Holdings Inc.	44,837	773
*	AtriCure Inc.	19,295	763
*	Lantheus Holdings Inc.	10,882	724
*	Alkermes plc	25,589	716

		Shares	Market Value ($000)
*	HealthEquity Inc.	7,783	713
*	Korro Bio Inc.	88,340	708
*	MacroGenics Inc.	438,601	706
*	4D Molecular Therapeutics Inc.	92,830	696
*	CytomX Therapeutics Inc.	157,449	671
*	Adaptive Biotechnologies Corp.	40,415	656
*	Agenus Inc.	205,345	645
*	Rezolute Inc.	257,749	608
*	Assembly Biosciences Inc.	17,723	603
*	Aveanna Healthcare Holdings Inc.	73,313	599
*	Inogen Inc.	88,572	595
*,1	Coherus Oncology Inc.	418,561	594
*	Quanterix Corp.	90,688	577
*	Artivion Inc.	12,437	567
*	Inspire Medical Systems Inc.	5,851	540
*	Enhabit Inc.	57,041	526
*	Janux Therapeutics Inc.	36,991	510
*	Community Health Systems Inc.	159,589	498
*	Cullinan Therapeutics Inc.	47,130	488
*	Iovance Biotherapeutics Inc.	165,945	453
*	Mineralys Therapeutics Inc.	11,146	405
*	Puma Biotechnology Inc.	67,147	400
*	Pacira BioSciences Inc.	14,545	376
*	Fate Therapeutics Inc.	364,481	358
*	Ginkgo Bioworks Holdings Inc.	35,853	298
*	Zentalis Pharmaceuticals Inc.	209,330	283
*	Corcept Therapeutics Inc.	7,312	254
*	Joint Corp.	22,122	193
			346,397
Industrials (17.7%)
	EnerSys	114,517	16,805
	Primoris Services Corp.	124,267	15,427
*	ATI Inc.	122,699	14,081
	Allison Transmission Holdings Inc.	136,135	13,328
*	SkyWest Inc.	127,128	12,765
	Griffon Corp.	152,652	11,243
	Science Applications International Corp.	109,625	11,035
	Applied Industrial Technologies Inc.	42,181	10,831
	EMCOR Group Inc.	17,449	10,675
	Interface Inc.	369,816	10,325
	BWX Technologies Inc.	52,818	9,129
	Acuity Inc.	24,982	8,995
*	Willdan Group Inc.	85,471	8,860
*	MYR Group Inc.	40,231	8,790
	Flowserve Corp.	118,538	8,224
*	Kirby Corp.	72,992	8,042
	Curtiss-Wright Corp.	14,565	8,029
*	MasTec Inc.	36,630	7,962
	Matson Inc.	61,554	7,605
	Tutor Perini Corp.	109,932	7,368
	Atkore Inc.	114,961	7,271
	MillerKnoll Inc.	381,594	6,976
*	CoreCivic Inc.	341,905	6,534
*	Proto Labs Inc.	123,950	6,271
	Mueller Water Products Inc. Class A	257,662	6,138
*	SPX Technologies Inc.	30,274	6,057
	Oshkosh Corp.	44,749	5,622
	Greenbrier Cos. Inc.	118,636	5,545
	Federal Signal Corp.	50,138	5,445
	Sensata Technologies Holding plc	161,210	5,367
	Ryder System Inc.	27,123	5,191
*	Energy Recovery Inc.	360,409	4,862
	Carpenter Technology Corp.	15,226	4,794
	ESCO Technologies Inc.	24,235	4,735
	Woodward Inc.	15,634	4,726
*	American Superconductor Corp.	162,098	4,665
*	Lyft Inc. Class A	227,119	4,399
*	Legalzoom.com Inc.	438,607	4,355
*	Planet Labs PBC	207,066	4,083

		Shares	Market Value ($000)
*	OPENLANE Inc.	120,969	3,602
*	Liquidity Services Inc.	111,705	3,386
	Comfort Systems USA Inc.	3,246	3,029
	Allient Inc.	55,984	3,009
	Apogee Enterprises Inc.	82,114	2,990
	Valmont Industries Inc.	7,370	2,965
	Douglas Dynamics Inc.	88,150	2,878
	Worthington Enterprises Inc.	53,940	2,782
	AZZ Inc.	24,447	2,620
*	Nextpower Inc. Class A	29,838	2,599
*	Healthcare Services Group Inc.	133,740	2,557
	Moog Inc. Class A	10,373	2,526
	HNI Corp.	58,692	2,467
*	Ducommun Inc.	25,346	2,411
	Ennis Inc.	132,651	2,389
*	Great Lakes Dredge & Dock Corp.	175,045	2,297
	Columbus McKinnon Corp.	132,585	2,287
*	Vicor Corp.	19,875	2,178
	UniFirst Corp.	10,254	1,978
*	Montrose Environmental Group Inc.	74,936	1,861
	ACCO Brands Corp.	497,382	1,855
*	Sunrun Inc.	100,611	1,851
	Mueller Industries Inc.	15,997	1,836
*	Upwork Inc.	90,575	1,795
*	Array Technologies Inc.	191,917	1,770
	Astec Industries Inc.	37,193	1,611
	Maximus Inc.	18,026	1,556
	Alight Inc. Class A	766,323	1,494
	Brady Corp. Class A	18,976	1,487
*	Sun Country Airlines Holdings Inc.	102,064	1,469
*	Manitowoc Co. Inc.	121,633	1,458
*	Shoals Technologies Group Inc. Class A	168,089	1,429
*	Blue Bird Corp.	30,229	1,421
	Preformed Line Products Co.	6,712	1,387
	Kennametal Inc.	45,244	1,285
	Insteel Industries Inc.	40,189	1,273
*	Thermon Group Holdings Inc.	32,210	1,197
	Lindsay Corp.	9,807	1,156
*	Gibraltar Industries Inc.	23,060	1,140
*	AerSale Corp.	157,616	1,121
	Argan Inc.	3,445	1,079
	McGrath RentCorp.	9,907	1,040
	Pitney Bowes Inc.	91,841	971
*	DNOW Inc.	72,043	955
*	NPK International Inc.	79,965	953
	Leonardo DRS Inc.	27,055	922
*	V2X Inc.	15,909	868
*	Cimpress plc	12,666	843
	Watts Water Technologies Inc. Class A	2,683	741
*	Plug Power Inc.	373,187	735
	Genpact Ltd.	13,354	625
*	Avis Budget Group Inc.	4,721	606
*	DXP Enterprises Inc.	4,563	501
*	TaskUS Inc. Class A	41,902	494
	CRA International Inc.	2,446	491
	Powell Industries Inc.	1,488	474
	Korn Ferry	6,598	436
	Barrett Business Services Inc.	9,762	354
	Kelly Services Inc. Class A	33,511	295
*	Forrester Research Inc.	17,789	144
			408,484
Information Technology (13.1%)
*	Cirrus Logic Inc.	103,110	12,219
*	Extreme Networks Inc.	703,395	11,712
*	Kyndryl Holdings Inc.	401,435	10,662
*	Appian Corp. Class A	297,697	10,544
*	Fabrinet	21,555	9,814
*	nLight Inc.	233,527	8,760
*	RingCentral Inc. Class A	283,421	8,185

		Shares	Market Value ($000)
*	Commvault Systems Inc.	61,440	7,702
*	Lumentum Holdings Inc.	19,350	7,132
*	PagerDuty Inc.	539,433	7,072
*	Rapid7 Inc.	443,540	6,742
*	Ambarella Inc.	94,329	6,682
*	MaxLinear Inc.	373,612	6,512
*	Sprout Social Inc. Class A	545,156	6,144
*	Teradata Corp.	199,423	6,070
*	Asana Inc. Class A	430,476	5,902
*	NETGEAR Inc.	225,130	5,522
*	ADTRAN Holdings Inc.	630,148	5,476
*	Harmonic Inc.	524,230	5,185
	Benchmark Electronics Inc.	118,316	5,059
	Amkor Technology Inc.	124,834	4,928
*	CommScope Holding Co. Inc.	253,623	4,598
*	Viasat Inc.	120,998	4,170
*	Tenable Holdings Inc.	165,586	3,896
*	Penguin Solutions Inc.	195,843	3,831
*	Semtech Corp.	51,737	3,813
	Pegasystems Inc.	63,824	3,812
*	Sprinklr Inc. Class A	488,746	3,802
*	Five9 Inc.	187,288	3,755
*	Ultra Clean Holdings Inc.	142,830	3,618
*	Workiva Inc.	41,923	3,616
*	Credo Technology Group Holding Ltd.	24,819	3,571
*	Arlo Technologies Inc.	250,674	3,507
	MKS Inc.	21,801	3,484
*	MACOM Technology Solutions Holdings Inc.	19,621	3,361
*	TTM Technologies Inc.	43,153	2,978
*	Corsair Gaming Inc.	493,612	2,932
*	Evolv Technologies Holdings Inc.	395,710	2,833
*	Manhattan Associates Inc.	16,188	2,806
*	Applied Digital Corp.	113,211	2,776
*	Fastly Inc. Class A	267,333	2,722
	Cognex Corp.	72,686	2,615
*	LiveRamp Holdings Inc.	85,015	2,497
*	Domo Inc. Class B	286,268	2,413
*	ScanSource Inc.	61,656	2,408
*	AvePoint Inc.	173,370	2,408
*	FormFactor Inc.	42,848	2,390
	Xerox Holdings Corp.	927,925	2,199
*	Xperi Inc.	370,695	2,172
*	Sanmina Corp.	13,817	2,074
*	SolarEdge Technologies Inc.	71,410	2,060
*	Diodes Inc.	40,477	1,997
*	ACM Research Inc. Class A	50,476	1,991
*	CEVA Inc.	90,129	1,940
*	Itron Inc.	20,533	1,907
*	Yext Inc.	234,607	1,891
	Methode Electronics Inc.	278,755	1,851
*	Alpha & Omega Semiconductor Ltd.	92,997	1,842
*	MARA Holdings Inc.	204,271	1,834
*	Alarm.com Holdings Inc.	35,499	1,811
*	Riot Platforms Inc.	142,304	1,803
*	Weave Communications Inc.	224,717	1,706
*	Unisys Corp.	602,571	1,663
*	Pagaya Technologies Ltd. Class A	79,080	1,653
	Littelfuse Inc.	6,462	1,634
*	Rambus Inc.	17,545	1,612
*	SentinelOne Inc. Class A	103,720	1,556
*	Calix Inc.	28,224	1,494
*,1	SoundHound AI Inc. Class A	146,807	1,464
*	Commerce.com Inc.	325,766	1,342
*,1	BigBear.ai Holdings Inc.	248,585	1,342
	Vishay Intertechnology Inc.	91,167	1,321
*	Enphase Energy Inc.	38,395	1,231
*	SkyWater Technology Inc.	57,384	1,042
*	Freshworks Inc. Class A	79,054	968
*	Quantum Computing Inc.	93,161	956
*	Allegro MicroSystems Inc.	35,692	942

		Shares	Market Value ($000)
*	PDF Solutions Inc.	27,712	791
*	DigitalOcean Holdings Inc.	16,420	790
*	Q2 Holdings Inc.	10,856	783
*	Ribbon Communications Inc.	259,000	746
*	Silicon Laboratories Inc.	5,540	724
*	Cleanspark Inc.	63,755	645
	PC Connection Inc.	10,932	631
*	Digital Turbine Inc.	124,589	623
*	Magnachip Semiconductor Corp.	239,694	611
*	Plexus Corp.	3,935	578
*	Ichor Holdings Ltd.	31,047	572
*	8x8 Inc.	287,962	567
*	Ondas Holdings Inc.	53,557	523
	OneSpan Inc.	34,903	448
*	Cipher Mining Inc.	25,584	378
*	Upland Software Inc.	182,511	261
			301,605
Materials (4.7%)
*	Constellium SE	512,534	9,661
	Kaiser Aluminum Corp.	75,130	8,629
	Hecla Mining Co.	327,845	6,291
	Louisiana-Pacific Corp.	70,559	5,698
	Element Solutions Inc.	226,253	5,654
*	O-I Glass Inc.	373,210	5,509
	SunCoke Energy Inc.	725,558	5,224
	Myers Industries Inc.	253,257	4,741
*	Century Aluminum Co.	119,929	4,699
	Huntsman Corp.	414,119	4,141
*	Compass Minerals International Inc.	192,871	3,788
	Scotts Miracle-Gro Co.	64,745	3,778
*	Perimeter Solutions Inc.	127,918	3,522
	Minerals Technologies Inc.	55,766	3,399
	Balchem Corp.	20,730	3,179
	United States Lime & Minerals Inc.	26,187	3,136
	Mativ Holdings Inc.	258,030	3,135
	HB Fuller Co.	51,225	3,046
	Innospec Inc.	39,362	3,013
*	Coeur Mining Inc.	150,866	2,690
*	Solstice Advanced Materials Inc.	47,080	2,287
	Avient Corp.	69,601	2,174
	Koppers Holdings Inc.	66,377	1,798
	Sensient Technologies Corp.	17,172	1,613
*	Clearwater Paper Corp.	65,444	1,139
	Commercial Metals Co.	12,967	898
	TriMas Corp.	24,719	876
	Sylvamo Corp.	17,677	851
	Celanese Corp.	19,365	819
*	Intrepid Potash Inc.	26,399	732
	AdvanSix Inc.	40,167	695
	Tronox Holdings plc	136,326	568
	Materion Corp.	4,378	544
*	Ingevity Corp.	8,750	518
	Chemours Co.	38,416	453
	Orion SA	36,765	194
			109,092
Real Estate (6.1%)
	Brixmor Property Group Inc.	625,459	16,400
	Xenia Hotels & Resorts Inc.	745,220	10,537
	Cousins Properties Inc.	407,025	10,493
	First Industrial Realty Trust Inc.	154,639	8,856
	Highwoods Properties Inc.	321,892	8,311
*	Cushman & Wakefield Ltd.	440,473	7,131
	American Assets Trust Inc.	310,153	5,871
	Broadstone Net Lease Inc.	310,954	5,401
	InvenTrust Properties Corp.	186,666	5,266
	COPT Defense Properties	186,198	5,176
	Phillips Edison & Co. Inc.	143,183	5,093
	Urban Edge Properties	239,261	4,591
	Elme Communities	260,019	4,524

		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	823,809	4,012
	Tanger Inc.	111,786	3,730
	Newmark Group Inc. Class A	214,873	3,726
	Piedmont Realty Trust Inc.	412,770	3,443
	Marcus & Millichap Inc.	125,747	3,432
	Chatham Lodging Trust	392,412	2,672
	American Healthcare REIT Inc.	56,132	2,642
	DiamondRock Hospitality Co.	239,667	2,147
	CareTrust REIT Inc.	59,232	2,142
*	Opendoor Technologies Inc.	348,717	2,033
	Universal Health Realty Income Trust	48,660	1,908
	Whitestone REIT	134,676	1,871
	Sabra Health Care REIT Inc.	95,088	1,801
*	Compass Inc. Class A	159,954	1,691
	EPR Properties	23,466	1,171
	Community Healthcare Trust Inc.	52,894	869
	Millrose Properties Inc.	27,000	807
	One Liberty Properties Inc.	37,488	761
	STAG Industrial Inc.	15,735	578
	Outfront Media Inc.	22,703	547
*	RE / MAX Holdings Inc. Class A	67,810	515
	Sunstone Hotel Investors Inc.	46,715	418
	Sila Realty Trust Inc.	14,476	337
			140,903
Utilities (2.7%)
	Portland General Electric Co.	277,325	13,309
	National Fuel Gas Co.	152,589	12,216
	Avista Corp.	302,811	11,670
	Spire Inc.	97,189	8,037
	Black Hills Corp.	102,345	7,105
	Unitil Corp.	80,917	3,920
*	Hallador Energy Co.	161,269	3,071
	California Water Service Group	58,629	2,540
	MGE Energy Inc.	18,313	1,436
			63,304
Total Common Stocks (Cost $1,885,836)			2,276,716
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $14,486)	144,874	14,488
Total Investments (99.2%) (Cost $1,900,322)			2,291,204
Other Assets and Liabilities—Net (0.8%)			18,125
Net Assets (100%)			2,309,329
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,241.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,551 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2026	271	33,848	(346)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.